Distribution Date:	12/17/21	Wells Fargo Commercial Mortgage Trust 2019-C50
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2019-C50

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	24-25		9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	26	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27		CMBS Trustee	(302) 636-4140
			1100 North Market Street | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95001XAW6	2.741000%	31,064,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001XAX4	3.562000%	71,796,000.00	65,939,496.51	551,601.46	195,730.41	0.00	0.00	747,331.87	65,387,895.05	31.09%	30.00%
A-3	95001XAY2	3.269000%	3,550,000.00	3,550,000.00	0.00	9,670.79	0.00	0.00	9,670.79	3,550,000.00	31.09%	30.00%
A-SB	95001XAZ9	3.635000%	54,377,000.00	54,377,000.00	0.00	164,717.00	0.00	0.00	164,717.00	54,377,000.00	31.09%	30.00%
A-4	95001XBA3	3.466000%	245,000,000.00	245,000,000.00	0.00	707,641.67	0.00	0.00	707,641.67	245,000,000.00	31.09%	30.00%
A-5	95001XBB1	3.729000%	250,788,000.00	250,788,000.00	0.00	779,323.71	0.00	0.00	779,323.71	250,788,000.00	31.09%	30.00%
A-S	95001XBC9	4.021000%	85,589,000.00	85,589,000.00	0.00	286,794.47	0.00	0.00	286,794.47	85,589,000.00	21.56%	20.88%
B	95001XBD7	4.192000%	39,864,000.00	39,864,000.00	0.00	139,258.24	0.00	0.00	139,258.24	39,864,000.00	17.13%	16.63%
C	95001XBE5	4.345000%	39,863,000.00	39,863,000.00	0.00	144,337.28	0.00	0.00	144,337.28	39,863,000.00	12.69%	12.38%
D	95001XAJ5	3.000000%	25,794,000.00	25,794,000.00	0.00	64,485.00	0.00	0.00	64,485.00	25,794,000.00	9.82%	9.63%
E	95001XAL0	3.000000%	21,105,000.00	21,105,000.00	0.00	52,762.50	0.00	0.00	52,762.50	21,105,000.00	7.47%	7.38%
F	95001XAN6	3.540000%	22,276,000.00	22,276,000.00	0.00	65,714.20	0.00	0.00	65,714.20	22,276,000.00	4.99%	5.00%
G	95001XAQ9	3.540000%	9,380,000.00	9,380,000.00	0.00	27,671.00	0.00	0.00	27,671.00	9,380,000.00	3.95%	4.00%
H*	95001XAS5	3.540000%	37,519,076.00	35,446,087.79	0.00	72,152.81	0.00	0.00	72,152.81	35,446,087.79	0.00%	0.00%
R	95001XAU0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			937,965,076.00	898,971,584.30	551,601.46	2,710,259.08	0.00	0.00	3,261,860.54	898,419,982.84

Notional Certificates
X-A	95001XBF2	1.408083%	656,575,000.00	619,654,496.51	0.00	727,103.96	0.00	0.00	727,103.96	619,102,895.05
X-B	95001XBG0	0.864081%	165,316,000.00	165,316,000.00	0.00	119,038.63	0.00	0.00	119,038.63	165,316,000.00
X-D	95001XAA4	2.004442%	46,899,000.00	46,899,000.00	0.00	78,338.61	0.00	0.00	78,338.61	46,899,000.00
X-F	95001XAC0	1.464442%	22,276,000.00	22,276,000.00	0.00	27,184.93	0.00	0.00	27,184.93	22,276,000.00
X-G	95001XAE6	1.464442%	9,380,000.00	9,380,000.00	0.00	11,447.06	0.00	0.00	11,447.06	9,380,000.00
X-H	95001XAG1	1.464442%	37,519,076.00	35,446,087.79	0.00	43,257.29	0.00	0.00	43,257.29	35,446,087.79
Notional SubTotal			937,965,076.00	898,971,584.30	0.00	1,006,370.48	0.00	0.00	1,006,370.48	898,419,982.84

Deal Distribution Total					551,601.46	3,716,629.56	0.00	0.00	4,268,231.02

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001XAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001XAX4	918.42855465	7.68289960	2.72620216	0.00000000	0.00000000	0.00000000	0.00000000	10.40910176	910.74565505
A-3	95001XAY2	1,000.00000000	0.00000000	2.72416620	0.00000000	0.00000000	0.00000000	0.00000000	2.72416620	1,000.00000000
A-SB	95001XAZ9	1,000.00000000	0.00000000	3.02916674	0.00000000	0.00000000	0.00000000	0.00000000	3.02916674	1,000.00000000
A-4	95001XBA3	1,000.00000000	0.00000000	2.88833335	0.00000000	0.00000000	0.00000000	0.00000000	2.88833335	1,000.00000000
A-5	95001XBB1	1,000.00000000	0.00000000	3.10750000	0.00000000	0.00000000	0.00000000	0.00000000	3.10750000	1,000.00000000
A-S	95001XBC9	1,000.00000000	0.00000000	3.35083328	0.00000000	0.00000000	0.00000000	0.00000000	3.35083328	1,000.00000000
B	95001XBD7	1,000.00000000	0.00000000	3.49333333	0.00000000	0.00000000	0.00000000	0.00000000	3.49333333	1,000.00000000
C	95001XBE5	1,000.00000000	0.00000000	3.62083335	0.00000000	0.00000000	0.00000000	0.00000000	3.62083335	1,000.00000000
D	95001XAJ5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	95001XAL0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	95001XAN6	1,000.00000000	0.00000000	2.95000000	0.00000000	0.00000000	0.00000000	0.00000000	2.95000000	1,000.00000000
G	95001XAQ9	1,000.00000000	0.00000000	2.95000000	0.00000000	0.00000000	0.00000000	0.00000000	2.95000000	1,000.00000000
H	95001XAS5	944.74842051	0.00000000	1.92309667	0.86391120	15.72382193	0.00000000	0.00000000	1.92309667	944.74842051
R	95001XAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001XBF2	943.76803337	0.00000000	1.10741950	0.00000000	0.00000000	0.00000000	0.00000000	1.10741950	942.92791387
X-B	95001XBG0	1,000.00000000	0.00000000	0.72006720	0.00000000	0.00000000	0.00000000	0.00000000	0.72006720	1,000.00000000
X-D	95001XAA4	1,000.00000000	0.00000000	1.67036845	0.00000000	0.00000000	0.00000000	0.00000000	1.67036845	1,000.00000000
X-F	95001XAC0	1,000.00000000	0.00000000	1.22036856	0.00000000	0.00000000	0.00000000	0.00000000	1.22036856	1,000.00000000
X-G	95001XAE6	1,000.00000000	0.00000000	1.22036887	0.00000000	0.00000000	0.00000000	0.00000000	1.22036887	1,000.00000000
X-H	95001XAG1	944.74842051	0.00000000	1.15294124	0.00000000	0.00000000	0.00000000	0.00000000	1.15294124	944.74842051

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/21 - 11/30/21	30	0.00	195,730.41	0.00	195,730.41	0.00	0.00	0.00	195,730.41	0.00
A-3	11/01/21 - 11/30/21	30	0.00	9,670.79	0.00	9,670.79	0.00	0.00	0.00	9,670.79	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	164,717.00	0.00	164,717.00	0.00	0.00	0.00	164,717.00	0.00
A-4	11/01/21 - 11/30/21	30	0.00	707,641.67	0.00	707,641.67	0.00	0.00	0.00	707,641.67	0.00
A-5	11/01/21 - 11/30/21	30	0.00	779,323.71	0.00	779,323.71	0.00	0.00	0.00	779,323.71	0.00
X-A	11/01/21 - 11/30/21	30	0.00	727,103.96	0.00	727,103.96	0.00	0.00	0.00	727,103.96	0.00
X-B	11/01/21 - 11/30/21	30	0.00	119,038.63	0.00	119,038.63	0.00	0.00	0.00	119,038.63	0.00
X-D	11/01/21 - 11/30/21	30	0.00	78,338.61	0.00	78,338.61	0.00	0.00	0.00	78,338.61	0.00
X-F	11/01/21 - 11/30/21	30	0.00	27,184.93	0.00	27,184.93	0.00	0.00	0.00	27,184.93	0.00
X-G	11/01/21 - 11/30/21	30	0.00	11,447.06	0.00	11,447.06	0.00	0.00	0.00	11,447.06	0.00
X-H	11/01/21 - 11/30/21	30	0.00	43,257.29	0.00	43,257.29	0.00	0.00	0.00	43,257.29	0.00
A-S	11/01/21 - 11/30/21	30	0.00	286,794.47	0.00	286,794.47	0.00	0.00	0.00	286,794.47	0.00
B	11/01/21 - 11/30/21	30	0.00	139,258.24	0.00	139,258.24	0.00	0.00	0.00	139,258.24	0.00
C	11/01/21 - 11/30/21	30	0.00	144,337.28	0.00	144,337.28	0.00	0.00	0.00	144,337.28	0.00
D	11/01/21 - 11/30/21	30	0.00	64,485.00	0.00	64,485.00	0.00	0.00	0.00	64,485.00	0.00
E	11/01/21 - 11/30/21	30	0.00	52,762.50	0.00	52,762.50	0.00	0.00	0.00	52,762.50	0.00
F	11/01/21 - 11/30/21	30	0.00	65,714.20	0.00	65,714.20	0.00	0.00	0.00	65,714.20	0.00
G	11/01/21 - 11/30/21	30	0.00	27,671.00	0.00	27,671.00	0.00	0.00	0.00	27,671.00	0.00
H	11/01/21 - 11/30/21	30	555,890.24	104,565.96	0.00	104,565.96	32,413.15	0.00	0.00	72,152.81	589,943.27
Totals			555,890.24	3,749,042.71	0.00	3,749,042.71	32,413.15	0.00	0.00	3,716,629.56	589,943.27

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	4,268,231.02
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,764,077.30	Master Servicing Fee	7,812.37
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,328.57
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	374.57
ARD Interest	0.00	Operating Advisor Fee	989.38
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	239.73
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,764,077.30	Total Fees	15,034.62

Principal		Expenses/Reimbursements
Scheduled Principal	551,601.46	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	493.77
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	31,919.38
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	551,601.46	Total Expenses/Reimbursements	32,413.15

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,716,629.56
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	551,601.46
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,268,231.02
Total Funds Collected	4,315,678.76	Total Funds Distributed	4,315,678.79

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	898,971,584.30	898,971,584.30	Beginning Certificate Balance	898,971,584.30
(-) Scheduled Principal Collections	551,601.46	551,601.46	(-) Principal Distributions	551,601.46
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	898,419,982.84	898,419,982.84	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	900,867,712.07	900,867,712.07	Ending Certificate Balance	898,419,982.84
Ending Actual Collateral Balance	900,413,945.94	900,413,945.94

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,000,000 or less	10	28,385,579.30	3.16%	77	5.1460	2.215527	1.20 or less	12	165,573,457.49	18.43%	88	5.3615	0.676439
4,000,001 to 5,000,000	10	47,895,307.72	5.33%	67	4.8637	2.604047	1.21 to 1.30	6	47,111,985.53	5.24%	86	5.1281	1.274303
5,000,001 to 6,000,000	4	21,376,697.82	2.38%	85	5.0271	1.600644	1.31 to 1.40	2	39,038,847.19	4.35%	86	5.0948	1.360339
6,000,001 to 7,000,000	4	26,505,124.84	2.95%	88	5.1716	1.756656	1.41 to 1.50	6	85,754,987.94	9.55%	87	5.2376	1.452567
7,000,001 to 8,000,000	4	30,049,964.75	3.34%	88	4.9887	1.425154	1.51 to 1.60	4	64,491,171.48	7.18%	88	5.0067	1.582638
8,000,001 to 9,000,000	3	25,590,514.40	2.85%	87	5.3593	1.466559	1.61 to 1.70	4	54,963,083.53	6.12%	86	5.1306	1.645640
9,000,001 to 10,000,000	5	49,025,453.05	5.46%	62	4.7251	2.614973	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	10	129,831,474.01	14.45%	73	5.0053	2.068735	1.81 to 1.90	7	95,330,260.10	10.61%	88	5.0572	1.873141
15,000,001 to 20,000,000	8	136,176,348.46	15.16%	88	5.1461	1.699426	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	9	225,612,684.65	25.11%	87	4.8730	1.988719	2.01 to 2.50	16	189,019,153.54	21.04%	77	4.9474	2.205467
30,000,001 or greater	5	177,970,833.84	19.81%	87	5.1788	1.211615	2.51 to 3.50	9	119,137,036.04	13.26%	88	4.6299	2.872476
Totals	72	898,419,982.84	100.00%	83	5.0243	1.826834	3.51 to 4.00	3	18,000,000.00	2.00%	25	4.4490	3.765667
							4.01 or greater	3	20,000,000.00	2.23%	24	4.1398	4.680000
							Totals	72	898,419,982.84	100.00%	83	5.0243	1.826834
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	5	17,745,121.67	1.98%	85	5.4741	1.865555	Oklahoma	5	527,428.86	0.06%	83	5.7000	1.618200
Arizona	3	301,781.82	0.03%	83	5.7000	1.618200	Pennsylvania	2	32,683,063.15	3.64%	87	4.8024	1.469865
Arkansas	3	4,750,275.93	0.53%	86	5.1411	2.614868	South Carolina	25	49,520,871.73	5.51%	87	5.0747	2.149265
California	12	126,632,029.55	14.09%	87	5.0383	1.332436	Tennessee	26	42,886,338.13	4.77%	85	4.8498	1.822502
Colorado	4	8,018,510.91	0.89%	81	5.0038	1.473419	Texas	56	103,018,135.88	11.47%	63	4.8097	2.055403
Florida	46	70,848,907.23	7.89%	87	5.2410	1.805059	Virginia	3	12,393,102.37	1.38%	88	5.4062	1.449386
Georgia	14	10,252,712.97	1.14%	87	5.0569	1.638264	Wisconsin	7	15,973,861.19	1.78%	87	4.6220	2.748124
Illinois	27	17,095,699.75	1.90%	82	4.7983	2.030553	Totals	344	898,419,982.84	100.00%	83	5.0243	1.826834
Indiana	13	1,781,170.21	0.20%	70	5.3588	2.034159
									Property Type³
Kansas	1	95,296.01	0.01%	83	5.7000	1.618200
Kentucky	4	421,050.16	0.05%	83	5.7000	1.618200		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	4	35,550,000.00	3.96%	84	4.8044	2.178859		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	4	24,604,508.05	2.74%	87	4.9102	2.112157	Industrial	8	65,957,075.69	7.34%	88	4.9367	2.704182
Michigan	13	69,222,236.94	7.70%	88	4.8871	1.758930	Lodging	16	163,956,538.65	18.25%	88	5.3388	0.874332
Minnesota	1	57,931.98	0.01%	83	5.7000	1.618200	Mixed Use	26	59,066,184.73	6.57%	88	5.0174	1.799077
Mississippi	3	1,331,522.72	0.15%	24	4.1398	3.520400	Mobile Home Park	10	25,000,000.00	2.78%	88	4.9000	1.670500
Missouri	9	2,025,233.04	0.23%	69	5.3371	2.060600	Multi-Family	8	19,830,756.68	2.21%	88	5.3172	1.717394
Nebraska	2	230,294.30	0.03%	83	5.7000	1.618200	Office	161	166,698,404.15	18.55%	71	5.0378	2.004594
Nevada	2	7,678,201.45	0.85%	82	4.5713	2.333062	Other	1	24,000,000.00	2.67%	89	5.0200	1.583700
New Hampshire	1	40,141.14	0.00%	83	5.7000	1.618200	Retail	24	275,711,022.96	30.69%	86	5.0475	1.682364
New Jersey	2	19,300,000.00	2.15%	43	5.3778	2.416972	Self Storage	90	98,200,000.00	10.93%	72	4.4480	2.737290
New Mexico	1	39,874.32	0.00%	83	5.7000	1.618200	Totals	344	898,419,982.84	100.00%	83	5.0243	1.826834
New York	7	58,394,872.63	6.50%	87	5.1434	1.526116
North Carolina	2	44,558,798.20	4.96%	88	5.2051	0.527871
Ohio	37	120,441,010.58	13.41%	85	5.1462	2.102861

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.250% or less	6	62,725,000.00	6.98%	62	4.1522	3.429284	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	10,100,000.00	1.12%	88	4.4950	2.518500	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	11	161,027,067.75	17.92%	77	4.6475	2.141311	25 months to 36 months	70	871,770,027.92	97.03%	83	5.0065	1.835546
	4.751% to 5.000%	14	164,969,918.69	18.36%	88	4.8853	2.173204	37 months to 48 months	2	26,649,954.92	2.97%	82	5.6067	1.541850
	5.001% to 5.250%	21	266,536,315.61	29.67%	87	5.1272	1.465720	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	10	98,950,875.65	11.01%	78	5.3381	1.197760	Totals	72	898,419,982.84	100.00%	83	5.0243	1.826834
	5.501% to 5.750%	8	119,096,381.23	13.26%	86	5.6307	1.430625
	5.751% or more	1	15,014,423.91	1.67%	89	5.8900	1.187800
	Totals	72	898,419,982.84	100.00%	83	5.0243	1.826834
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	9	71,050,000.00	7.91%	27	4.6294	3.298317	Interest Only	23	278,575,000.00	31.01%	72	4.8894	2.128339
61 months to 81 months		1	5,526,117.46	0.62%	80	5.2500	1.250000	240 months or less	3	35,708,709.85	3.97%	88	5.5458	1.292691
	82 months or greater	62	821,843,865.38	91.48%	87	5.0570	1.703501	241 months to 300 months	1	12,135,289.74	1.35%	88	5.4000	1.445800
	Totals	72	898,419,982.84	100.00%	83	5.0243	1.826834	301 months or greater	45	572,000,983.25	63.67%	87	5.0495	1.721425
								Totals	72	898,419,982.84	100.00%	83	5.0243	1.826834
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		12	78,012,433.44	8.68%	61	4.8472	2.794447				None
	12 months or less	57	769,195,513.36	85.62%	86	5.0305	1.719700
	13 months to 24 months	2	36,712,036.04	4.09%	88	5.1080	1.919055
	25 months or greater	1	14,500,000.00	1.61%	28	5.4400	2.070700
	Totals	72	898,419,982.84	100.00%	83	5.0243	1.826834
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	610946537	OF	Fort Lauderdale	FL	Actual/360	5.160%	185,413.56	52,375.93	0.00	N/A	03/11/29	--	43,119,433.03	43,067,057.10	12/11/21
2	307331114	LO	Various	OH	Actual/360	5.600%	159,978.66	43,819.38	0.00	N/A	03/06/29	--	34,281,141.51	34,237,322.13	06/06/20
3	310946015	LO	Garden Grove	CA	Actual/360	5.253%	153,221.25	0.00	0.00	N/A	03/11/29	--	35,000,000.00	35,000,000.00	12/11/21
4	883100981	LO	Charlotte	NC	Actual/360	5.100%	143,281.13	46,751.29	0.00	N/A	04/06/29	--	33,713,205.90	33,666,454.61	12/06/21
5	300571942	IN	Akron	OH	Actual/360	4.917%	122,925.00	0.00	0.00	N/A	05/01/29	--	30,000,000.00	30,000,000.00	12/01/21
5A	300571945				Actual/360	4.917%	8,195.00	0.00	0.00	N/A	05/01/29	--	2,000,000.00	2,000,000.00	11/01/21
5B	300571948				Actual/360	4.917%	6,146.25	0.00	0.00	N/A	05/01/29	--	1,500,000.00	1,500,000.00	11/01/21
5C	300571947				Actual/360	4.917%	4,097.50	0.00	0.00	N/A	05/01/29	--	1,000,000.00	1,000,000.00	11/01/21
6	310949321	SS	Various	LA	Actual/360	4.755%	126,800.00	0.00	0.00	N/A	04/11/29	--	32,000,000.00	32,000,000.00	12/11/21
7	883100977	SS	Various	Various	Actual/360	4.140%	103,500.00	0.00	0.00	N/A	04/06/29	--	30,000,000.00	30,000,000.00	12/06/21
8	321770008	OF	Addison	TX	Actual/360	4.568%	57,100.00	0.00	0.00	N/A	02/06/24	--	15,000,000.00	15,000,000.00	12/06/21
8A	321770108				Actual/360	4.568%	11,420.00	0.00	0.00	N/A	02/06/24	--	3,000,000.00	3,000,000.00	12/06/21
8B	321770208				Actual/360	4.568%	38,066.67	0.00	0.00	N/A	02/06/24	--	10,000,000.00	10,000,000.00	12/06/21
9	310948940	MU	Sausalito	CA	Actual/360	4.750%	106,875.00	0.00	0.00	N/A	04/11/29	--	27,000,000.00	27,000,000.00	12/11/21
10	321770010	SS	Various	Various	Actual/360	4.140%	17,249.04	0.00	0.00	N/A	12/06/23	--	5,000,000.00	5,000,000.00	12/06/21
10A	321770110				Actual/360	4.140%	34,498.08	0.00	0.00	N/A	12/06/23	--	10,000,000.00	10,000,000.00	12/06/21
10B	321770210				Actual/360	4.140%	17,249.04	0.00	0.00	N/A	12/06/23	--	5,000,000.00	5,000,000.00	12/06/21
10C	321770310				Actual/360	4.140%	17,249.04	0.00	0.00	N/A	12/06/23	--	5,000,000.00	5,000,000.00	12/06/21
11	321770011	RT	Pittsburgh	PA	Actual/360	4.649%	96,864.58	0.00	0.00	N/A	03/06/29	--	25,000,000.00	25,000,000.00	12/06/21
12	321770012	MH	Various	Various	Actual/360	4.900%	40,833.33	0.00	0.00	N/A	04/06/29	--	10,000,000.00	10,000,000.00	12/06/21
12A	321770112				Actual/360	4.900%	40,833.33	0.00	0.00	N/A	04/06/29	--	10,000,000.00	10,000,000.00	12/06/21
12B	321770212				Actual/360	4.900%	20,416.67	0.00	0.00	N/A	04/06/29	--	5,000,000.00	5,000,000.00	12/06/21
13	600949315	RT	Livonia	MI	Actual/360	4.750%	97,770.83	0.00	0.00	N/A	04/11/29	--	24,700,000.00	24,700,000.00	12/11/21
14	307331120	98	Monsey	NY	Actual/360	5.020%	100,400.00	0.00	0.00	N/A	05/06/29	--	24,000,000.00	24,000,000.00	12/06/21
15	301741384	MU	Brooklyn	NY	Actual/360	5.180%	101,441.67	0.00	0.00	N/A	05/06/29	--	23,500,000.00	23,500,000.00	03/06/21
16	321770016	Various Various		Various	Actual/360	5.700%	100,467.53	27,220.56	0.00	N/A	11/06/28	--	21,151,058.02	21,123,837.46	12/06/21
17	321770017	LO	Various	OH	Actual/360	5.570%	92,981.32	45,567.05	0.00	N/A	04/06/29	--	20,031,883.03	19,986,315.98	02/06/20
19	321770019	RT	Smyrna	TN	Actual/360	5.090%	86,165.77	25,284.17	0.00	N/A	01/06/29	--	20,314,131.36	20,288,847.19	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
20	301741373	IN	Landover	MD	Actual/360	4.850%	78,812.50	0.00	0.00	N/A	03/06/29	--	19,500,000.00	19,500,000.00	12/06/21
21	300571933	RT	Plano	TX	Actual/360	5.100%	79,687.50	0.00	0.00	N/A	04/06/29	--	18,750,000.00	18,750,000.00	12/06/21
22	321770022	Various Various		TX	Actual/360	5.150%	68,234.50	21,859.83	0.00	N/A	04/06/29	--	15,899,300.34	15,877,440.51	12/06/21
23	310948321	RT	Dublin	CA	Actual/360	4.970%	67,509.17	0.00	0.00	N/A	02/11/29	--	16,300,000.00	16,300,000.00	12/11/21
24	301741376	RT	Thousand Oaks	CA	Actual/360	5.030%	65,809.17	0.00	0.00	N/A	03/06/29	--	15,700,000.00	15,700,000.00	12/06/21
25	301741385	RT	Visalia	CA	Actual/360	5.890%	73,784.41	18,052.59	0.00	N/A	05/06/29	--	15,032,476.50	15,014,423.91	12/06/21
26	883100980	OF	Various	OH	Actual/360	4.590%	57,636.49	20,194.64	0.00	N/A	04/06/29	--	15,068,362.70	15,048,168.06	12/06/21
27	883100964	OF	Waukesha	WI	Actual/360	4.627%	57,259.12	0.00	0.00	N/A	03/06/29	--	14,850,000.00	14,850,000.00	12/06/21
28	301741381	OF	Newark	NJ	Actual/360	5.440%	65,733.33	0.00	0.00	N/A	04/06/24	--	14,500,000.00	14,500,000.00	02/06/20
29	883100967	RT	Lexington	SC	Actual/360	4.540%	52,682.92	0.00	0.00	N/A	03/06/29	--	13,925,000.00	13,925,000.00	12/06/21
30	321770030	RT	Montgomery	AL	Actual/360	5.640%	63,450.00	0.00	0.00	N/A	01/06/29	--	13,500,000.00	13,500,000.00	12/06/21
31	300571929	RT	North Charleston	SC	Actual/360	4.980%	54,898.86	16,603.74	0.00	N/A	03/06/29	--	13,228,639.78	13,212,036.04	12/06/21
32	307331115	RT	Richmond	VA	Actual/360	5.400%	54,712.88	23,127.75	0.00	N/A	04/06/29	--	12,158,417.49	12,135,289.74	12/06/21
33	301741379	RT	Utica	MI	Actual/360	4.900%	47,912.37	16,836.29	0.00	N/A	04/06/29	--	11,733,640.93	11,716,804.64	12/06/21
34	300571926	RT	Cary	NC	Actual/360	5.530%	50,260.58	14,112.43	0.00	N/A	03/06/29	--	10,906,456.02	10,892,343.59	12/06/21
35	410949008	RT	Fort Worth	TX	Actual/360	4.495%	37,832.92	0.00	0.00	N/A	04/11/29	--	10,100,000.00	10,100,000.00	12/11/21
36	600947709	RT	Various	TN	Actual/360	5.160%	38,857.20	11,105.92	0.00	N/A	01/11/29	--	9,036,558.97	9,025,453.05	12/11/21
37	300571934	LO	Canton	GA	Actual/360	4.950%	36,314.86	12,525.09	0.00	N/A	04/06/29	--	8,803,603.10	8,791,078.01	12/06/21
38	300571932	LO	Odessa	TX	Actual/360	5.750%	40,027.92	23,159.60	0.00	N/A	04/06/29	--	8,353,651.87	8,330,492.27	08/06/20
39	410947388	RT	Eustis	FL	Actual/360	5.400%	38,161.39	11,365.63	0.00	N/A	01/11/29	--	8,480,309.75	8,468,944.12	12/11/21
40	307331119	LO	Miami	FL	Actual/360	5.250%	32,433.52	21,474.01	0.00	N/A	05/06/29	--	7,413,375.61	7,391,901.60	12/06/21
41	300571936	OF	Upper Merion	PA	Actual/360	5.300%	33,973.56	9,062.55	0.00	N/A	04/06/29	--	7,692,125.70	7,683,063.15	12/06/21
42	300571937	RT	Peoria	IL	Actual/360	4.240%	27,295.00	0.00	0.00	N/A	04/06/29	--	7,725,000.00	7,725,000.00	12/06/21
43	600948934	SS	Royal Oak	MI	Actual/360	5.190%	31,356.25	0.00	0.00	N/A	04/11/29	--	7,250,000.00	7,250,000.00	12/11/21
44	321770044	LO	Colorado Springs	CO	Actual/360	5.100%	29,474.97	9,617.41	0.00	N/A	04/06/29	--	6,935,288.19	6,925,670.78	12/06/21
45	410948992	OF	Reno	NV	Actual/360	4.620%	26,601.99	10,394.51	0.00	N/A	04/11/29	--	6,909,607.32	6,899,212.81	12/11/21
46	321770046	MF	Various	SC	Actual/360	5.745%	30,808.61	7,977.87	0.00	N/A	04/06/29	--	6,435,219.78	6,427,241.91	12/06/21
47	300571930	LO	Greenville	SC	Actual/360	5.270%	27,498.31	8,475.49	0.00	N/A	03/06/29	--	6,261,474.83	6,252,999.34	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
49	321770049	MF	Various	Various	Actual/360	4.600%	21,517.11	8,472.59	0.00	N/A	04/06/29	--	5,613,159.47	5,604,686.88	12/06/21
50	416000258	OF	Brooklyn	NY	Actual/360	5.250%	24,210.96	7,816.85	0.00	N/A	08/01/28	--	5,533,934.31	5,526,117.46	12/01/21
51	600946126	OF	Cleveland	OH	Actual/360	5.250%	22,543.90	6,999.00	0.00	N/A	03/11/29	--	5,152,892.48	5,145,893.48	12/11/21
52	883100965	RT	Burbank	CA	Actual/360	5.030%	21,377.50	0.00	0.00	N/A	03/06/29	--	5,100,000.00	5,100,000.00	11/06/21
53	300571931	MU	Fair Lawn	NJ	Actual/360	5.190%	20,760.00	0.00	0.00	N/A	04/06/29	--	4,800,000.00	4,800,000.00	12/06/21
54	307331121	OF	Hanover	MD	Actual/360	5.100%	20,265.74	5,795.85	0.00	N/A	05/06/29	--	4,768,409.03	4,762,613.18	12/06/21
55	307331113	MF	Binghamton	NY	Actual/360	5.640%	21,642.18	5,890.65	0.00	N/A	02/06/29	--	4,604,718.54	4,598,827.89	12/06/21
56	600949123	RT	North Charleston	SC	Actual/360	5.300%	20,868.75	0.00	0.00	N/A	01/11/29	--	4,725,000.00	4,725,000.00	12/11/21
57	883100960	RT	Round Lake Beach	IL	Actual/360	5.140%	19,339.94	6,294.34	0.00	N/A	02/06/29	--	4,515,160.99	4,508,866.65	12/06/21
58	883100963	IN	Little Rock	AR	Actual/360	5.110%	19,162.50	0.00	0.00	N/A	02/06/29	--	4,500,000.00	4,500,000.00	12/06/21
59	410947962	OF	Sarasota	FL	Actual/360	5.480%	17,643.97	5,017.42	0.00	N/A	04/11/29	--	3,863,643.58	3,858,626.16	12/11/21
60	410949181	SS	Saraland	AL	Actual/360	4.890%	16,096.25	0.00	0.00	N/A	03/11/29	--	3,950,000.00	3,950,000.00	12/11/21
61	321770061	RT	Houma	LA	Actual/360	5.250%	15,531.25	0.00	0.00	N/A	02/06/26	--	3,550,000.00	3,550,000.00	12/06/21
62	307331118	LO	Boiling Springs	SC	Actual/360	5.400%	15,204.39	4,449.19	0.00	N/A	04/06/29	--	3,378,753.12	3,374,303.93	12/06/21
63	321770063	MF	Ann Arbor	MI	Actual/360	5.250%	14,000.00	0.00	0.00	N/A	04/06/29	--	3,200,000.00	3,200,000.00	12/06/21
64	600947148	RT	Harlingen	TX	Actual/360	5.460%	13,452.31	3,901.84	0.00	N/A	02/11/29	--	2,956,551.05	2,952,649.21	12/11/21
Totals							3,764,077.30	551,601.46	0.00				898,971,584.30	898,419,982.84
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	5,091,168.35	4,475,762.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1,120,641.00	1,667,389.52	01/01/21	06/30/21	06/11/21	0.00	0.00	203,373.24	3,665,729.67	405,510.77	0.00
3	(8,778,179.00)	3,030,230.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	(149,256.08)	856,922.35	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,305,901.00	4,050,113.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	8,157.50	8,157.50	0.00	0.00
5B	0.00	0.00	--	--	--	0.00	0.00	6,118.12	6,118.12	0.00	0.00
5C	0.00	0.00	--	--	--	0.00	0.00	4,078.75	4,078.75	0.00	0.00
6	3,064,488.00	2,577,168.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	7,310,964.00	4,255,929.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	12,815,451.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,313,081.28	1,829,425.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	15,949,115.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,844,240.00	4,737,947.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,913,601.00	4,979,045.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,146,637.00	1,770,438.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,217,375.65	675,796.45	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,019,575.00	931,562.00	01/01/20	06/30/20	08/11/21	0.00	0.00	101,150.47	928,984.40	50,439.56	0.00
16	21,502,572.00	21,505,429.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	48,116.16	138,300.14	2,883,639.19	0.00	0.00
19	2,370,211.00	1,525,853.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
20	1,962,453.00	1,954,341.70	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,588,504.02	688,983.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,705,696.00	1,732,019.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,010,842.22	831,446.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,104,120.60	1,360,846.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,322,929.56	1,095,748.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,593,078.17	1,205,682.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,756,065.80	1,645,941.98	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	1,425,579.00	01/01/19	09/30/19	05/11/21	109,019.39	20,417.77	65,059.88	1,438,410.09	1,131,201.14	0.00
29	1,530,478.03	723,902.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,313,521.00	906,561.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,540,746.00	497,562.00	01/01/20	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,599,848.48	766,156.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	1,845.12	0.00
33	1,020,551.38	915,302.53	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,312,108.63	983,914.70	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,220,099.25	929,863.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	682,477.00	439,214.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	765,852.01	1,068,096.06	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	345,131.00	409,030.86	01/01/21	06/30/21	01/11/21	0.00	0.00	63,084.00	1,010,424.18	104,232.00	0.00
39	995,027.66	880,958.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	(291,373.25)	277,073.20	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	758,359.93	440,291.97	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,033,212.08	480,652.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	600,104.00	539,722.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	98,730.00	491,169.10	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	657,122.95	746,270.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	641,536.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,127,706.00	1,124,581.63	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
49	912,629.80	675,805.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	641,372.64	580,142.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	241,393.82	172,756.94	01/01/21	09/30/21	--	0.00	0.00	21,356.25	21,356.25	0.00	0.00
53	697,114.62	677,471.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	638,575.17	165,813.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	467,661.00	263,282.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	469,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	497,323.58	294,842.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	608,855.31	322,445.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	349,617.78	191,068.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	512,828.18	484,378.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	392,561.00	195,908.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	566,001.39	549,852.91	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	1,753.58	0.00
63	357,155.00	166,256.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	241,381.00	188,810.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	121,645,984.54	88,358,759.36				109,019.39	68,533.93	610,678.35	9,966,898.15	1,694,982.17	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	5	100,554,130.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.024348%	4.965665%	83
11/18/21	0	0.00	0	0.00	5	100,666,676.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.024511%	4.965816%	84
10/18/21	0	0.00	0	0.00	5	100,768,961.23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.024657%	4.965950%	85
09/17/21	0	0.00	0	0.00	5	100,880,505.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.024818%	4.966099%	86
08/17/21	0	0.00	0	0.00	5	100,981,761.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.024962%	4.966232%	87
07/16/21	0	0.00	0	0.00	5	101,082,528.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.025105%	4.973300%	88
06/17/21	0	0.00	1	23,500,000.00	4	77,692,611.96	0	0.00	1	0.00	0	0.00	0	0.00	1	3,682,895.76	5.025264%	4.973443%	89
05/17/21	2	36,819,587.38	0	0.00	5	83,557,723.61	0	0.00	1	5,765,359.42	0	0.00	0	0.00	0	0.00	5.028718%	4.975529%	90
04/16/21	1	23,500,000.00	0	0.00	5	83,677,144.69	0	0.00	1	5,775,675.21	0	0.00	0	0.00	0	0.00	5.028877%	4.966037%	91
03/17/21	0	0.00	0	0.00	5	83,785,272.25	0	0.00	1	5,785,056.26	0	0.00	0	0.00	0	0.00	5.029025%	4.976310%	92
02/18/21	0	0.00	0	0.00	5	83,925,152.55	0	0.00	1	5,797,059.66	0	0.00	0	0.00	0	0.00	5.029217%	4.976483%	93
01/15/21	0	0.00	0	0.00	5	84,032,087.32	0	0.00	1	5,806,339.05	0	0.00	0	0.00	0	0.00	5.029358%	4.976609%	94
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	307331114	06/06/20	17	6	203,373.24	3,665,729.67	463,466.02	34,954,422.01	05/08/20	13
5A	300571945	11/01/21	0	B	8,157.50	8,157.50	0.00	2,000,000.00
5B	300571948	11/01/21	0	B	6,118.12	6,118.12	0.00	1,500,000.00
5C	300571947	11/01/21	0	B	4,078.75	4,078.75	0.00	1,000,000.00
15	301741384	03/06/21	8	6	101,150.47	928,984.40	50,439.56	23,500,000.00	03/22/21	2
17	321770017	02/06/20	21	6	138,300.14	2,883,639.19	351,267.30	20,914,741.69	05/05/20	98
28	301741381	02/06/20	21	6	65,059.88	1,438,410.09	1,288,269.12	14,500,000.00	05/07/20	2
38	300571932	08/06/20	15	6	63,084.00	1,010,424.18	112,282.00	8,678,929.80	09/16/20	1
52	883100965	11/06/21	0	B	21,356.25	21,356.25	0.00	5,100,000.00
Totals					610,678.35	9,966,898.15	2,265,724.00	112,148,093.50
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 21 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		25,000,000	25,000,000		0	0
25 - 36 Months		42,500,000	28,000,000	14,500,000		0
37 - 48 Months		0	0		0	0
49 - 60 Months		3,550,000	3,550,000		0	0
> 60 Months		827,369,983	741,315,852	86,054,130		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	898,419,983	797,865,852	0	0	100,554,130	0
Nov-21	898,971,584	798,304,908	0	0	100,666,676	0
Oct-21	899,464,749	798,695,788	0	0	100,768,961	0
Sep-21	900,011,765	799,131,259	0	0	100,880,506	0
Aug-21	900,500,213	799,518,452	0	0	100,981,761	0
Jul-21	900,986,446	799,903,917	0	0	101,082,529	0
Jun-21	901,526,783	800,334,171	0	23,500,000	77,692,612	0
May-21	907,773,721	787,396,410	36,819,587	0	77,792,364	5,765,359
Apr-21	908,314,251	801,137,106	23,500,000	0	77,901,469	5,775,675
Mar-21	908,770,347	824,985,075	0	0	78,000,216	5,785,056
Feb-21	909,302,959	825,377,806	0	0	78,128,093	5,797,060
Jan-21	909,696,028	825,663,941	0	0	78,225,748	5,806,339
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	307331114	34,237,322.13	34,954,422.01	42,200,000.00	05/26/21	1,382,030.02	1.13020	06/30/21	03/06/29	326
10	321770010	5,000,000.00	5,000,000.00	326,000,000.00	--	15,515,097.00	3.52040	12/31/20	12/06/23	I/O
10A	321770110	10,000,000.00	10,000,000.00	326,000,000.00	--	22,105,015.97	4.68000	--	12/06/23	I/O
10B	321770210	5,000,000.00	5,000,000.00	326,000,000.00	--	22,105,015.97	4.68000	--	12/06/23	I/O
10C	321770310	5,000,000.00	5,000,000.00	326,000,000.00	--	22,105,015.97	4.68000	--	12/06/23	I/O
15	301741384	23,500,000.00	23,500,000.00	22,100,000.00	07/07/21	903,825.00	1.46060	06/30/20	05/06/29	I/O
17	321770017	19,986,315.98	20,914,741.69	23,100,000.00	04/13/21	3,462,301.30	1.90000	--	04/06/29	237
28	301741381	14,500,000.00	14,500,000.00	18,000,000.00	04/19/21	1,238,648.00	2.07070	09/30/19	04/06/24	I/O
31	300571929	13,212,036.04	13,212,036.03	22,900,000.00	02/04/19	459,544.00	2.73450	03/31/20	03/06/29	328
38	300571932	8,330,492.27	8,678,929.80	10,800,000.00	12/21/20	326,002.86	0.85980	06/30/21	04/06/29	207
Totals		138,766,166.42	140,760,129.53	1,443,100,000.00		89,602,496.09

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	307331114	LO	OH	05/08/20	13

Loan transferred for Imminent Monetary Default as a result of the Covid-19 pandemic. The Borrower and third-party consultant have signed the Pre-Negotiation letter and provided all requested due diligence. Lender is reviewing proposed

	settlement terms.

10	321770010	SS	Various	08/23/21	98

11.15.2021: The loan was transferred to Special Servicing as a result of the Borrower filing bankruptcy on 6/17/2021. This was the Borrowers action to stay the Mezz Lenders enforcement action. There has been a cash collateral order entered that will allow the Senior Lender to be kept current during the bankruptcy proceedings. Midland continues to monitor the bankruptcy and work on making sure that the Senior Lenders position is not negatively impacted by the bankruptcy. It appears that there may be a sale of the collateral as part of the BK in February of 2022, although there are avenues that the Borrower can stop this action. It is expected that the Senior loan will be made whole in the bankruptcy process.

10A	321770110	Various	Various	08/23/21	98

11.15.2021: The loan was transferred to Special Servicing as a result of the Borrower filing bankruptcy on 6/17/2021. This was the Borrowers action to stay the Mezz Lenders enforcement action. There has been a cash collateral order entered that will allow the Senior Lender to be kept current during the bankruptcy proceedings. Midland continues to monitor the bankruptcy and work on making sure that the Senior Lenders position is not negatively impacted by the bankruptcy. It appears that there may be a sale of the collateral as part of the BK in February of 2022, although there are avenues that the Borrower can stop this action. It is expected that the Senior loan will be made whole in the bankruptcy process.

10B	321770210	Various	Various	08/23/21	98

11.15.2021: The loan was transferred to Special Servicing as a result of the Borrower filing bankruptcy on 6/17/2021. This was the Borrowers action to stay the Mezz Lenders enforcement action. There has been a cash collateral order entered that will allow the Senior Lender to be kept current during the bankruptcy proceedings. Midland continues to monitor the bankruptcy and work on making sure that the Senior Lenders position is not negatively impacted by the bankruptcy. It appears that there may be a sale of the collateral as part of the BK in February of 2022, although there are avenues that the Borrower can stop this action. It is expected that the Senior loan will be made whole in the bankruptcy process.

10C	321770310	Various	Various	08/23/21	98

11.15.2021: The loan was transferred to Special Servicing as a result of the Borrower filing bankruptcy on 6/17/2021. This was the Borrowers action to stay the Mezz Lenders enforcement action. There has been a cash collateral order entered that will allow the Senior Lender to be kept current during the bankruptcy proceedings. Midland continues to monitor the bankruptcy and work on making sure that the Senior Lenders position is not negatively impacted by the bankruptcy. It appears that there may be a sale of the collateral as part of the BK in February of 2022, although there are avenues that the Borrower can stop this action. It is expected that the Senior loan will be made whole in the bankruptcy process.

15	301741384	MU	NY	03/22/21	2
	Loan transferred for Imminent Monetary Default at borrowers request as a result of the COVID-19 pandemic. Borrower pursuing rights and remedies.

© Copyright 2021 Computershare. All rights reserved. Confidential.						Page 24 of 30

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
17	321770017	LO	OH	05/05/20	98
Loan is transferring to the Special Servicer due to Payment Default. Loan is past due for the March 6, 2020 payment.

28	301741381	OF	NJ	05/07/20	2
A receiver was appointed to the property and lender intends to proceed with obtaining a foreclosure judgment.

31	300571929	RT	SC	03/25/21	1

Loan recently transferred as a result of the Covid-19 pandemic. Discussions with Borrower are ongoing on relief terms. Special Servicer is evaluating the appropriate next steps and monitoring property performance and leasing activity.

38	300571932	LO	TX	09/16/20	1
Loan transferred in September 2020 due to COVID-related issues. Special Servicer and Borrower working to finalize a short term forbearance.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
23	310948321	16,300,000.00	4.97000%	16,300,000.00 4.97000%		10	08/12/20	04/11/20	09/11/20
39	410947388	8,626,784.99	5.40000%	8,626,784.99 5.40000%		10	08/10/20	08/10/20	--
39	410947388	8,595,819.00	5.40000%	8,595,819.00 5.40000%		10	10/01/20	10/01/20	12/11/20
Totals		33,522,603.99		33,522,603.99
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
48	321770048 06/17/21	5,765,359.42	3,900,000.00	4,340,106.13	647,735.24	4,340,106.13	3,692,370.89	2,072,988.53	0.00	0.00	2,072,988.53	34.54%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		5,765,359.42	3,900,000.00	4,340,106.13	647,735.24	4,340,106.13	3,692,370.89	2,072,988.53	0.00	0.00	2,072,988.53

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
48	321770048	06/17/21	0.00	0.00	2,072,988.53	0.00	0.00	2,072,988.53	0.00	0.00	2,072,988.53
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,072,988.53	0.00	0.00	2,072,988.53	0.00	0.00	2,072,988.53

© Copyright 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	7,141.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	1,041.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	2,083.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10B	0.00	0.00	1,041.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10C	0.00	0.00	1,041.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	4,895.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	4,173.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	493.77	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	31,919.38	0.00	0.00	493.77	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		32,413.15

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30